Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%
ICE BofA 1-Year US Treasury Note Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.75%	2.01%	1.63%
A
Prospectus [Line Items]
Average Annual Return, Percent		4.72%	1.65%	1.30%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.50%	0.60%	0.52%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.76%	0.81%	0.65%
IS
Prospectus [Line Items]
Average Annual Return, Percent		5.99%	2.10%	1.54%

[1]	The Fund has designated the Bloomberg US Aggregate Bond Index as its broad-based securities market index in accordance with the SEC’s revised definition for such an index. The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable bond market, including Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities.
[2]	The ICE BofA 1-Year US Treasury Note Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding two-year Treasury note that matures closest to, but not beyond, one year from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.